TAXATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current expense :
Federal	$ 47,727	$ 34,121
State	7,112	9,040
Total current expense :	54,839	43,161
Deferred (benefit) expense :
Federal	(6,912)	(3,173)
State	(536)	4,761
Foreign	(1,235)	(232)
Chane in valuation allowance	1,235	232
Total deferred (benefit) expense :	(7,448)	1,588
Total income tax expense :	47,391	$ 44,749
Interest and penalties	$ 9,762